Note 1 - Basis of Presentation and General Information (Details Textual)	6 Months Ended	60 Months Ended
	Jun. 30, 2021 shares	Jun. 30, 2021 shares	Dec. 31, 2020
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in shares)		16,025,546
Common Stock, Shares, Outstanding, Ending Balance (in shares)	123,098,161	123,098,161
Number of Container Vessels	74	74	61
Carrying Capacity of Vessels at Period End (TEU)	554,979	554,979	435,612
Number of Dry-bulk Vessels	3	3
Dead Weight Tonnage of Vessels	172,022	172,022
Number of Dry-bulk Vessels Agreed to Purchase	29	29
LIBERIA
Number of Subsidiaries	133	133
MARSHALL ISLANDS
Number of Subsidiaries	12	12
CYPRUS
Number of Subsidiaries	1	1
Konstantakopoulos Family [Member]
Percentage Ownership	56.10%	56.10%
Common Stock Issued to Costamare Shipping Services Ltd. [Member]
Stock Issued During Period, Shares, New Issues (in shares)	299,200